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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Trigran Investments, Inc.
                 -------------------------------
   Address:      630 Dundee Road, Suite 230
                 -------------------------------
                 Northbrook, IL 60062
                 -------------------------------

Form 13F File Number: 028-11692
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence A. Oberman
         -------------------------------
Title:   Executive Vice President
         -------------------------------
Phone:   (847) 656-1640
         -------------------------------

Signature, Place, and Date of Signing:

      s/ Lawrence A. Oberman            Northbrook, IL     11/14/2011
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                        --------------------

Form 13F Information Table Entry Total:          46
                                        --------------------

Form 13F Information Table Value Total:       181,330
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

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
          COLUMN 1            COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8

                              TITLE OF              VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
       NAME OF ISSUER          CLASS      CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
       --------------          -----      -----    --------   -------   ---  ----  ----------  --------    ----     ------  ----
ACCELRYS INC                     COM    00430U103    16,553  2,731,509  SH            SOLE               2,731,509     0      0
ACCELRYS INC                     COM    00430U103       536     88,517  SH            OTHER                 88,517     0      0
AMBASSADORS GROUP INC            COM    023177108     2,226    388,508  SH            SOLE                 388,508     0      0
AMBASSADORS GROUP INC            COM    023177108        81     14,050  SH            OTHER                 14,050     0      0
ANGIODYNAMICS INC                COM    03475V101    11,663    887,602  SH            SOLE                 887,602     0      0
ANGIODYNAMICS INC                COM    03475V101       362     27,581  SH            OTHER                 27,581     0      0
BALCHEM CORP                     COM    057665200     8,519    228,339  SH            SOLE                 228,339     0      0
BALCHEM CORP                     COM    057665200       246      6,590  SH            OTHER                  6,590     0      0
BERKSHIRE HATHAWAY INC DEL    CL B NEW  084670702     3,955     55,675  SH            SOLE                  55,675     0      0
BERKSHIRE HATHAWAY INC DEL    CL B NEW  084670702       142      2,005  SH            OTHER                  2,005     0      0
CALLIDUS SOFTWARE INC            COM    13123E500     4,882  1,059,083  SH            SOLE               1,059,083     0      0
CALLIDUS SOFTWARE INC            COM    13123E500       149     32,400  SH            OTHER                 32,400     0      0
CARDIONET INC                    COM    14159L103     5,403  1,800,892  SH            SOLE               1,800,892     0      0
CARDIONET INC                    COM    14159L103       200     66,705  SH            OTHER                 66,705     0      0
DIGITALGLOBE INC               COM NEW  25389M877     1,599     82,281  SH            SOLE                  82,281     0      0
DIGITALGLOBE INC               COM NEW  25389M877        32      1,650  SH            OTHER                  1,650     0      0
KMG CHEMICALS INC                COM    482564101     5,571    452,218  SH            SOLE                 452,218     0      0
KMG CHEMICALS INC                COM    482564101       147     11,950  SH            OTHER                 11,950     0      0
KENSEY NASH CORP                 COM    490057106     4,252    173,551  SH            SOLE                 173,551     0      0
KENSEY NASH CORP                 COM    490057106       120      4,900  SH            OTHER                  4,900     0      0
LIQUIDITY SERVICES INC           COM    53635B107    19,329    602,708  SH            SOLE                 602,708     0      0
LIQUIDITY SERVICES INC           COM    53635B107       552     17,222  SH            OTHER                 17,222     0      0
MERCURY COMPUTER SYS             COM    589378108     6,855    596,068  SH            SOLE                 596,068     0      0
MERCURY COMPUTER SYS             COM    589378108       173     15,032  SH            OTHER                 15,032     0      0
NVE CORP                       COM NEW  629445206    20,651    340,434  SH            SOLE                 340,434     0      0
NVE CORP                       COM NEW  629445206       688     11,350  SH            OTHER                 11,350     0      0
ORION MARINE GROUP INC           COM    68628V308     2,066    358,079  SH            SOLE                 358,079     0      0
ORION MARINE GROUP INC           COM    68628V308       105     18,200  SH            OTHER                 18,200     0      0
PURECYCLE CORP                 COM NEW  746228303     5,677  2,327,627  SH            SOLE               2,327,627     0      0
PURECYCLE CORP                 COM NEW  746228303       158     64,813  SH            OTHER                 64,813     0      0
REPLIGEN CORP                    COM    759916109     2,826    866,879  SH            SOLE                 866,879     0      0
REPLIGEN CORP                    COM    759916109        92     28,118  SH            OTHER                 28,118     0      0
SRS LABS INC                     COM    78464M106     4,339    606,023  SH            SOLE                 606,023     0      0
SRS LABS INC                     COM    78464M106       118     16,426  SH            OTHER                 16,426     0      0
SCIENTIFIC LEARNING CORP         COM    808760102    16,168  5,132,555  SH            SOLE               5,132,555     0      0
SCIENTIFIC LEARNING CORP         COM    808760102       146     46,355  SH            OTHER                 46,355     0      0
SURMODICS INC                    COM    868873100     6,958    764,658  SH            SOLE                 764,658     0      0
SURMODICS INC                    COM    868873100       277     30,461  SH            OTHER                 30,461     0      0
TESSERA TECHNOLOGIES INC         COM    88164L100     7,386    618,552  SH            SOLE                 618,552     0      0
TESSERA TECHNOLOGIES INC         COM    88164L100       224     18,750  SH            OTHER                 18,750     0      0
U.S. AUTO PARTS NETWORK INC      COM    90343C100     1,728    340,804  SH            SOLE                 340,804     0      0
U.S. AUTO PARTS NETWORK INC      COM    90343C100        49      9,748  SH            OTHER                  9,748     0      0
UNIVERSAL TECHNICAL INST INC     COM    913915104     8,953    658,788  SH            SOLE                 658,788     0      0
UNIVERSAL TECHNICAL INST INC     COM    913915104       294     21,629  SH            OTHER                 21,629     0      0
WEBSENSE INC                     COM    947684106     8,580    495,980  SH            SOLE                 495,980     0      0
WEBSENSE INC                     COM    947684106       300     17,350  SH            OTHER                 17,350     0      0
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